Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Schedule of trade and other receivables
	December 31,	December 31,
	2020	2019
	$	$
Trade receivables	28,750	20,549
Sales tax and other receivables	9,944	11,343
	38,694	31,892